Expense Example {- Franklin U.S. Government Securities VIP Fund} - FTVIP Class 2-66 - Franklin U.S. Government Securities VIP Fund - Class 2	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 78
3 years	243
5 years	422
10 years	$ 942